Income Taxes (Uncertain Tax Positions) (Details) (USD $)	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010
Unrecognized tax benefits at beginning of year	$ 89,851,000	$ 92,145,000
Unrecognized tax benefits, additions for tax positions related to prior years	21,099,000	2,796,000
Unrecognized tax benefits, reductions for tax positions related to prior years	(11,955,000)	(8,645,000)
Unrecognized tax benefits, additions for tax positions related to current year	0	19,595,000
Unrecognized tax benefits, reductions for tax positions related to current year	0	0
Unrecognized tax benefits, reductions due to settlements with taxing authorities	(25,294,000)	(15,608,000)
Unrecognized tax benefits, reductions due to lapse of applicable statute of limitations	(1,610,000)	(432,000)
Unrecognized tax benefits at end of year	72,091,000	89,851,000
Liability recorded for interest and penalities related to unrecognized tax benefits	33,200,000	40,600,000
Expense recorded for interest and penalties related to unrecognized tax benefits	7,200,000	12,000,000
Amount of unrecognized tax benefits at balance sheet date that, if recognized, would impact effective tax rate	40,100,000
Current Taxes [Member]
Unrecognized tax benefits at end of year	15,900,000	15,900,000
Liability recorded for interest and penalities related to unrecognized tax benefits	$ 8,700,000	$ 8,700,000